Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.86463%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,970,268.68

Principal:
Principal Collections	$27,499,212.41
Prepayments in Full	$11,808,594.06
Liquidation Proceeds	$772,763.94
Recoveries	$34,146.38
Sub Total	$40,114,716.79
Collections	$43,084,985.47

Purchase Amounts:
Purchase Amounts Related to Principal	$55,908.02
Purchase Amounts Related to Interest	$417.70
Sub Total	$56,325.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,141,311.19

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,141,311.19
Servicing Fee	$999,225.55	$999,225.55	$0.00	$0.00	$42,142,085.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,142,085.64
Interest - Class A-2a Notes	$612,966.37	$612,966.37	$0.00	$0.00	$41,529,119.27
Interest - Class A-2b Notes	$39,616.72	$39,616.72	$0.00	$0.00	$41,489,502.55
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$40,351,208.38
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$39,971,754.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,971,754.63
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$39,848,588.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,848,588.96
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$39,760,243.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,760,243.13
Regular Principal Payment	$37,000,438.17	$37,000,438.17	$0.00	$0.00	$2,759,804.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,759,804.96
Residual Released to Depositor	$0.00	$2,759,804.96	$0.00	$0.00	$0.00
Total		$43,141,311.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,000,438.17
Total					$37,000,438.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$30,634,442.82	$63.66	$612,966.37	$1.27	$31,247,409.19	$64.93
Class A-2b Notes	$6,365,995.35	$63.66	$39,616.72	$0.40	$6,405,612.07	$64.06
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$37,000,438.17	$22.68	$2,381,842.51	$1.46	$39,382,280.68	$24.14

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$264,589,801.11	0.5498313	$233,955,358.29	0.4861713
Class A-2b Notes	$54,983,126.45	0.5498313	$48,617,131.10	0.4861713
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,052,252,927.56	0.6449011	$1,015,252,489.39	0.6222244

Pool Information
Weighted Average APR	3.162%	3.148%
Weighted Average Remaining Term	47.76	47.01
Number of Receivables Outstanding	48,299	47,488
Pool Balance	$1,199,070,660.00	$1,158,248,823.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,098,024,620.93	$1,061,180,190.65
Pool Factor	0.6711095	0.6482619

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$97,068,632.54
Targeted Overcollateralization Amount	$142,996,333.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$142,996,333.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$685,358.38
(Recoveries)		25	$34,146.38
Net Loss for Current Collection Period			$651,212.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6517%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7966%
Second Prior Collection Period			0.6318%
Prior Collection Period			0.6770%
Current Collection Period			0.6630%
Four Month Average (Current and Prior Three Collection Periods)			0.6921%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1256	$6,516,125.27
(Cumulative Recoveries)			$342,125.67
Cumulative Net Loss for All Collection Periods			$6,173,999.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3456%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,188.00
Average Net Loss for Receivables that have experienced a Realized Loss			$4,915.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	351	$9,072,002.21
61-90 Days Delinquent	0.12%	45	$1,356,720.82
91-120 Days Delinquent	0.03%	9	$310,777.15
Over 120 Days Delinquent	0.04%	12	$450,384.00
Total Delinquent Receivables	0.97%	417	$11,189,884.18

Repossession Inventory:
Repossessed in the Current Collection Period		24	$797,750.82
Total Repossessed Inventory		46	$1,526,314.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1629%
Prior Collection Period			0.1201%
Current Collection Period			0.1390%
Three Month Average			0.1406%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1829%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer